Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its cash equivalents, bank deposits and available for sale marketable securities at fair value on recurring basis. Cash equivalents and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The Company's financial assets measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2011 and 2010:

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$1,247	$-	$-	$1,247

Available-for-sale:

Foreign banks and government debentures	-	72,783	-	72,783
Corporate debentures	-	40,195	-	40,195

Total financial assets	$1,247	$112,978	$-	$114,225

	December 31, 2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$755	$-	$-	$755

Available-for-sale:
U.S. Government debentures	-	2,479	-	2,479
Foreign banks and government debentures	-	69,802	-	69,802
Corporate debentures	-	34,783	-	34,783

Total financial assets	$755	$107,064	$-	$107,819